INTERIM CONDENSED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - CAD ($)	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTERIM CONDENSED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Validation service income - net (note 16)	$ 470,537	$ 520,458
Staking rewards (note 16)	1,631,080	724,391
Realized (loss) gain on dispositions of cryptocurrencies (note 5)	(6,027,724)	4,430,368
Dividend income	4,696
Other income	1,460	11,990
Realized (loss) gain on investments (note 8)	(196,880)	(442)
Total revenue	(4,116,831)	5,686,765
Expenses
Amortization (note 6 and 7)	2,398,343	50,082
Share based compensation (notes 13 and 17)	1,276,413	628,796
Professional fees (note 17)	1,130,910	273,063
Interest expense and accretion	1,157,912	32,863
Consulting fees (note 17)	691,517	242,708
Investor relations	277,347	154,350
General and administrative	667,515	51,543
Listing fees	231,733	56,446
Foreign exchange loss (gain)	(295,914)	(203,483)
Director fees (note 17)	194,031	11,668
Total expenses	7,729,807	1,298,036
(Loss) income before taxes	(11,846,638)	4,388,729
Provision for income tax (recovery) (note 21)		1,163,013
Income tax (recovery) expense		1,163,013
Net (loss) income for the period	(11,846,638)	3,225,716
Other comprehensive income
Unrealized (loss) gain on cryptocurrencies (note 5)	(53,517,293)	4,600,814
Total comprehensive (loss) income	$ (65,363,931)	$ 7,826,530
Net (loss) income per share (note 12(c))
Basic (in dollars per share)	$ (0.43)	$ 0.18
Diluted (in dollars per share)	$ (0.43)	$ 0.16
Weighted average number of shares outstanding (note 12(c))
Basic (in shares)	27,672,720	18,406,149
Diluted (in shares)	27,672,720	20,052,801